Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Estimate future revenues (Details) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
	Dec. 31, 2021 $ / oz	Dec. 31, 2020 $ / £ $ / oz
Gold per ounce [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity Price Estimate , Long Term	1,800	1,500
Silver [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity Price Estimate , Long Term	23	16
Copper [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Commodity Price Estimate , Long Term	3.05	3.00